PENSIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Defined_Benefit_Plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 1,700	$ 1,300	$ 200
Pensions
Defined benefit schemes:
Number of defined benefit schemes | Defined_Benefit_Plan	2
Net actuarial loss (see note 27)	$ 12,799	12,956
Other comprehensive income, tax on actuarial loss	$ (300)	$ 0	$ 0